Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Reconciliation Of Revenue From Segments To Consolidated

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Operating revenues:
Life Insurance	$6,747	$7,387	$7,516
Annuities	4,482	4,691	4,455
Group Protection	5,304	4,995	4,793
Retirement Plan Services	1,274	1,322	1,213
Other Operations	156	181	185
Excluded realized gain (loss)	-	-	(721)
Investment and reinsurance-related realized gain (loss)	(128)	834	-
Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance	902	(1,717)	-
Indexed product net derivative results	73	22	-
Amortization of DFEL associated with benefit ratio unlocking	-	-	(2)
Total revenues	$18,810	$17,715	$17,439

Reconciliation Of Income (Loss) From Operations By Segment To Consolidated Net Income (Loss)

	For the Years Ended December 31,
	2022	2021	2020
Net Income (Loss)
Income (loss) from operations:
Life Insurance	$(2,094)	$487	$(34)
Annuities	1,161	1,337	983
Group Protection	41	(164)	43
Retirement Plan Services	211	248	168
Other Operations	(486)	(371)	(295)
MRB-related impacts, after-tax	2,495	2,938	-
Excluded realized gain (loss), after-tax	-	-	(570)
Investment and reinsurance-related realized gain (loss), after-tax	(101)	659	-
Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance,
after-tax	712	(1,356)	-
Indexed product net derivative results, after-tax	58	17	-
Benefit ratio unlocking, after-tax	(5)	-	194
Impairment of intangibles	(634)	-	-
Net impact from the Tax Cuts and Jobs Act	-	-	37
Transaction and integration costs related to mergers, acquisitions and divestitures, after-tax	-	(11)	(15)
Gain (loss) on modification or early extinguishment of debt, after-tax	-	(6)	(12)
Net income (loss)	$1,358	$3,778	$499

Reconciliation of Net Investment Income From Segments to Consolidated

	For the Years Ended December 31,
	2022	2021	2020
Net Investment Income
Life Insurance	$2,587	$3,207	$2,823
Annuities	1,463	1,400	1,272
Group Protection	334	365	330
Retirement Plan Services	976	991	933
Other Operations	155	148	152
Total net investment income	$5,515	$6,111	$5,510

Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated Net Income (Loss)

	For the Years Ended December 31,
	2022	2021	2020
Federal Income Tax Expense (Benefit)
Life Insurance	$(587)	$110	$(33)
Annuities	185	255	149
Group Protection	11	(44)	11
Retirement Plan Services	36	52	24
Other Operations	(116)	(105)	(82)
MRB-related impacts	661	781	-
Excluded realized gain (loss)	-	-	(151)
Investment and reinsurance-related realized gain (loss)	(27)	175	-
Changes in fair value of GLB and GDB hedge instruments, net of hedge allowance	190	(360)	-
Indexed product net derivative results	15	5	-
Gain (loss) on early extinguishment of debt	-	(2)	(3)
Benefit ratio unlocking	(2)	-	51
Net impact from the Tax Cuts and Jobs Act	-	-	(37)
Transaction and integration costs related to mergers,
acquisitions and divestitures	-	(2)	(5)
Total federal income tax expense (benefit)	$367	$865	$(76)

Reconciliation Of Assets From Segments To Consolidated

	As of December 31,
	2022	2021
Assets
Life Insurance	$94,407	$110,665
Annuities	167,585	201,774
Group Protection	9,768	10,494
Retirement Plan Services	41,847	47,720
Other Operations	20,610	24,097
Total assets	$334,217	$394,750